Property, Plant and Equipment - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment		$ 299,000,000	$ 10	$ 0	$ 0
Property, plant and equipment subject to operating leases [member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		1 year	1 year
Property, plant and equipment subject to operating leases [member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		20 years	20 years
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment		$ 299,000,000		$ 0	$ 0
MOTC [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Difference between assessed value and construction cost of land	$ 1,057,000,000